Note 8 - Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	Jan. 06, 2021	Dec. 31, 2020	Apr. 24, 2020	Mar. 12, 2020
Contractual Obligation, Total		$ 182,016
Performance Guarantee [Member]
Guarantor Obligations, Secured Loan Facility				$ 37,660
Performance Guarantee [Member] | M/T Eco Yosemite Park [Member]
Guarantor Obligations, Secured Loan Facility				18,830
Performance Guarantee [Member] | M/T Eco Joshua Park [Member]
Guarantor Obligations, Secured Loan Facility				$ 18,830
The 2020 Joint Venture [Member]
Equity Method Investment, Ownership Percentage			50.00%
Subsequent Event [Member]
Contractual Obligation, Total	$ 211,171
Contractual Obligation, to be Paid, Year One	116,434
Contractual Obligation, to be Paid, Year Two	$ 94,737
Subsequent Event [Member] | M/T Legio X Equestris [Member]
Interest in Vessel, Percentage	35.00%
Subsequent Event [Member] | M/T Julius Caesar [Member]
Interest in Vessel, Percentage	35.00%
Eco Van Nuys [Member]
Contractual Obligation, Total		30,060
Eco Santa Monica [Member]
Contractual Obligation, Total		30,060
Eco Venice Beach [Member]
Contractual Obligation, Total		30,060
Eco West Coast [Member]
Contractual Obligation, Total		42,857
Eco West Coast [Member] | Subsequent Event [Member]
Contractual Obligation, Total	$ 42,857
Eco Malibu [Member]
Contractual Obligation, Total		$ 48,979
Eco Malibu [Member] | Subsequent Event [Member]
Contractual Obligation, Total	48,979
M/T Eco Oceano Ca [Member] | Subsequent Event [Member]
Contractual Obligation, Total	60,150
M/T Julius Caesar [Member] | Subsequent Event [Member]
Contractual Obligation, Total	28,035
M/T Legio X Equestris [Member] | Subsequent Event [Member]
Contractual Obligation, Total	$ 31,150